Vessels - Additional Information (Details) - USD ($)		9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 24, 2019	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Management fees to related parties		$ 74,000
OceanPal Inc. Predecessors
Property, Plant and Equipment [Line Items]
sale price	$ 7,275,000
Vessel impairment charges						$ 3,047,978
Management fees to related parties			$ 683,121	$ 7,330,000	$ 756,000	$ 728,300
Vessel fair value adjustment					$ 200,500